Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Statement of Financial Position [Abstract]
Accounts receivable,allowances	$ 18	$ 17	$ 45
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000	10,000	10,000
Common stock, shares issued	1,069	1,060	1,052
Common stock, shares outstanding	1,069	1,060	1,052